SHARE-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Share-based compensation
Total share-based compensation	$ 8,283,900	$ 7,901,243	$ 5,306,472
Cost of revenues
Share-based compensation
Total share-based compensation	105,756	417,984	521,387
Selling and marketing
Share-based compensation
Total share-based compensation	1,814,748	1,497,266	975,114
General and administrative
Share-based compensation
Total share-based compensation	$ 6,363,396	$ 5,985,993	$ 3,809,971